The SEALSQ Group (Details)	Jun. 01, 2026	Aug. 04, 2025	Jan. 01, 2023
SEALSQ France SAS
Organization and nature of operations
Percentage of issued and outstanding shares acquired			100.00%
IC'Alps
Organization and nature of operations
Percentage of issued and outstanding shares acquired		100.00%
Miraex SA [Member]
Organization and nature of operations
Percentage of issued and outstanding shares acquired	100.00%